Cover	Feb. 26, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	Skyward Specialty Insurance Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41591
Entity Tax Identification Number	14-1957288
Entity Address, Address Line Two	Suite 600
Entity Address, Postal Zip Code	77024-4284
Entity Address, State or Province	TX
Entity Address, City or Town	Houston
Entity Address, Address Line One	800 Gessner Road
Local Phone Number	935-4800
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	SKWD
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001519449
Entity Emerging Growth Company	false